UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2018 through June 30, 2019





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----
Universal Corp		8/02	Election of Directors	Co	FOR	FOR
UVV	913456109	8/02	Apprv Exec Compensation Co	FOR	FOR
			8/02	Ratfy Appt of Ernst&Yng	Co	FOR	FOR

JM Smuckers Co.		8/15	Election of Directors	Co	FOR	FOR
SJM	832696405	8/15	Ratfy Appt of Ernst&Yng	Co	FOR	FOR
			8/15	Apprv Exec Compensation Co	FOR	FOR

Apple			3/01	Election of Directors	Co	FOR	FOR
AAPL    037833100	3/01	Ratfy Appt of Ernst&Yng	Co	FOR	FOR
			3/01	Apprv Exec Compensation Co	FOR	FOR
                        3/01    Prpsl Shrhldr Proxy Acs Co      AGN	AGN
			3/01    Prpsl Shrhldr Tru Divr	Co	AGN	AGN

HP Inc          	4/23	Election of Directors	Co	FOR	FOR
HPQ    40434L105	4/23	Ratfy Appt of Acctnts	Co	FOR	FOR
			4/23	Apprv Exec Compensation Co	FOR	FOR
                        4/23    Stkhldr amnd gvrnce doc Co      AGN	AGN

Bank of America		4/24	Election of Directors	Co	FOR	FOR
BAC     060505104	4/24	Ratfy Appt of acctnt    Co	FOR	FOR
			4/24	Amnd Emplye Equity Pln  Co	FOR	FOR
			4/24	Rprt Gender Pay Equity	Co	AGN	AGN
			4/24	Rght Act by Wrttn Cons	Co	AGN	AGN
			4/24	Shrhldr Proxy Access	Co	AGN	AGN

Pfizer Inc.		4/25	Election of Directors	Co	FOR	FOR
PFE     717081103	4/25	Ratify appt for KPMG	Co	FOR	FOR
			4/25	Apprv Exec Compensation Co	FOR	FOR
			4/25	Apprv 2019 Stck Pln	Co	FOR	FOR
			4/25	Rght Act by Wrttn Cons	Co	AGN	AGN
			4/25	Prpsl Rprt on Lobby Act	Co	AGN	AGN
			4/25	Shrhldr Prpsl Indpt Chr	Co	AGN	AGN
			4/25	Prpsl Intgrtd Drug Prc	Co	AGN	AGN

AT&T Inc.		4/26	Election of Directors	Co	FOR	FOR
T       00206R102	4/26	Ratfy indpt auditors	Co	FOR	FOR
			4/26	Apprv Exec Compensation Co	FOR	FOR
			4/26	Indpndnt Chair  	Co	AGN	AGN

Valero Energy		4/30	Election of Directors	Co	FOR	FOR
VLO	91913Y100	4/30	Ratify appt for KPMG	Co	FOR	FOR
			4/30	Apprv Exec Compensation	Co	FOR	FOR

Verizon Communication	5/02 	Election of Directors	Co	FOR	FOR
VZ	92343V104	5/02	Ratfy Appt of acctnt    Co	FOR	FOR
			5/02	Apprv Exec Compensation	Co	FOR	FOR
			5/02	Nonqualifd Svngs Pln	Co	AGN	AGN
			5/02	Indpndnt Chair  	Co	AGN	AGN
			5/02	Rprt Chld Exploitatn 	Co	AGN	AGN
			5/02	Prpsl Cyber Sec & Data	Co	AGN	AGN
			5/02	Severence Apprvl Plcy	Co	AGN	AGN

Kimberly-Clark Corp.	5/02	Election of Directors	Co	FOR	FOR
KMB	494368103	5/02	Ratfy indpt auditors	Co	FOR	FOR
			5/02	Apprv Exec Compensation Co	FOR	FOR

AbbVie Inc.		5/03	Election of Directors	Co	FOR	FOR
ABBV	00287Y109	5/03	Ratfy Appt of Ernst&Yng	Co	FOR	FOR
			5/03	Apprv Exec Compensation Co	FOR	FOR
			5/03	Amnd Cert of Incorp	Co	FOR	FOR
			5/03	Prpsl Rprt on Lobby Act	Co	AGN	AGN
			5/03	Rprt Comp on Drug Prcng	Co	AGN	AGN
			5/03	Prpsl Adpt Indpndnt Chr	Co	AGN	AGN



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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/11/17